OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (POINTER DO BRASIL S.A. [Member])	12 Months Ended
Dec. 31, 2011
POINTER DO BRASIL S.A. [Member]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
4.	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
(Amounts presented in thousands of US Dollars)

	31ST. DECEMBER
	2011	2010
Prepaid expenses	162	23
Taxes receivable	11	203
Advances to suppliers	85	-
Employees	-	16
	258	242